UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam International Growth Fund (formerly Putnam International New Opportunities Fund)
The fund's portfolio
12/31/09 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and defense (1.3%)
Cobham PLC (United Kingdom)	392,501	$1,583,595
MTU Aero Engines Holding AG (Germany)	79,641	4,366,589
		5,950,184

Agriculture (0.8%)
China Green Holdings, Ltd. (China)	3,999,000	3,780,267
		3,780,267

Airlines (0.6%)
easyJet PLC (United Kingdom) (NON)	532,443	3,002,597
		3,002,597

Automotive (2.8%)
Dongfeng Motor Group Co., Ltd. (China)	1,766,000	2,513,766
Kanto Auto Works, Ltd. (Japan)	297,800	2,662,990
Porsche Automobil Holding SE (Preference) (Germany)	29,075	1,824,727
PT Astra International TbK (Indonesia)	476,000	1,743,899
Renault SA (France) (NON)	79,469	4,043,392
		12,788,774

Banking (6.4%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	65,313	1,182,153
Bank Rakyat Indonesia (Indonesia)	2,134,500	1,720,141
Barclays PLC (United Kingdom)	512,827	2,261,961
BNP Paribas SA (France)	74,494	5,873,875
HSBC Holdings PLC (London Exchange) (United Kingdom)	338,689	3,868,819
Korea Exchange Bank (South Korea)	108,120	1,346,644
National Bank of Greece SA (Greece) (NON)	143,589	3,658,449
Royal Bank of Canada (Canada)	33,100	1,783,548
Societe Generale (France)	64,166	4,436,242
State Bank of India, Ltd. (India)	70,815	3,440,406
		29,572,238

Beverage (2.2%)
Britvic PLC (United Kingdom)	681,316	4,493,873
Diageo PLC (United Kingdom)	323,292	5,643,242
		10,137,115

Biotechnology (1.3%)
Biotest AG (Preference) (Germany)	33,614	1,660,119
Genzyme Corp. (NON)	63,623	3,118,163
Sinovac Biotech, Ltd. (China) (NON) (S)	176,009	1,114,137
		5,892,419

Broadcasting (0.7%)
Mediaset SpA (Italy)	407,844	3,329,755
		3,329,755

Cable television (2.4%)
DIRECTV Class A (NON)	147,505	4,919,292
Jupiter Telecommunications Co., Ltd. (Japan)	2,294	2,275,030
Telenet Group Holding NV (Belgium) (NON)	145,116	4,113,700
		11,308,022

Chemicals (4.4%)
Agrium, Inc. (Canada)	78,480	4,905,094
Air Water, Inc. (Japan)	265,000	3,123,344
Akzo Nobel NV (Netherlands)	45,459	2,993,921
DIC Corp. (Japan)	863,000	1,465,099
Methanex Corp. (Canada)	210,817	4,134,970
Yara International ASA (Norway)	77,492	3,508,146
		20,130,574

Commercial and consumer services (2.6%)
AerCap Holdings NV (Netherlands) (NON)	174,058	1,576,965
Compass Group PLC (United Kingdom)	605,570	4,329,142
Genesis Lease, Ltd. ADR (Ireland)	101,069	902,546
Imperial Holdings, Ltd. (South Africa)	250,071	2,989,906
Serco Group PLC (United Kingdom)	219,196	1,865,259
		11,663,818

Communications equipment (0.3%)
Qualcomm, Inc.	32,721	1,513,673
		1,513,673

Computers (1.1%)
Fujitsu, Ltd. (Japan)	551,000	3,547,093
Logitech International SA (Switzerland) (NON)	78,870	1,355,937
		4,903,030

Conglomerates (2.8%)
Mitsubishi Corp. (Japan)	215,700	5,368,391
Noble Group, Ltd. (Hong Kong)	3,201,000	7,338,263
		12,706,654

Construction (1.0%)
HeidelbergCement AG (Germany)	32,648	2,243,914
HeidelbergCement AG 144A (Germany)	16,235	1,115,840
Lafarge SA (France)	14,925	1,226,395
		4,586,149

Consumer (0.8%)
Christian Dior SA (France)	33,806	3,471,838
		3,471,838

Consumer goods (3.4%)
Henkel AG & Co. KGaA (Germany)	108,718	5,655,606
Oriflame Cosmetics SA SDR (Russia)	35,578	2,122,540
Reckitt Benckiser Group PLC (United Kingdom)	144,793	7,851,854
		15,630,000

Consumer services (0.9%)
Rakuten, Inc. (Japan)	5,194	3,951,994
		3,951,994

Electric utilities (0.4%)
Endesa SA (Spain)	48,817	1,667,398
		1,667,398

Electrical equipment (1.9%)
Mitsubishi Electric Corp. (Japan) (NON)	529,000	3,909,620
Prysmian SpA (Italy)	200,701	3,510,392
Rexel SA (France) (NON)	89,478	1,298,530
		8,718,542

Electronics (2.2%)
LG Display Co., Ltd. (South Korea)	86,920	2,936,840
Micron Technology, Inc. (NON) (S)	263,841	2,786,161
Nippon Electric Glass Co., Ltd. (Japan)	111,000	1,515,796
Skyworth Digital Holdings, Ltd. (China)	724,000	740,763
Sumco Corp. (Japan)	119,000	2,095,239
		10,074,799

Energy (other) (1.0%)
First Solar, Inc. (NON) (S)	22,073	2,988,684
Trina Solar, Ltd. ADR (China) (NON) (S)	28,200	1,521,954
		4,510,638

Engineering and construction (0.5%)
Orascom Construction Industries (Egypt)	52,180	2,362,819
		2,362,819

Financial (1.3%)
Irish Life & Permanent PLC (Ireland) (NON)	324,855	1,532,502
ORIX Corp. (Japan)	61,570	4,191,377
		5,723,879

Food (5.6%)
Kerry Group PLC Class A (Ireland)	153,188	4,511,755
Nestle SA (Switzerland)	378,408	18,372,575
Toyo Suisan Kaisha, Ltd. (Japan)	109,000	2,501,081
		25,385,411

Forest products and packaging (0.7%)
Rengo Co., Ltd. (Japan)	512,000	3,041,273
		3,041,273

Health-care services (2.3%)
Alapis Holding Industrial and Commercial SA (Greece)	10,602,478	7,653,767
Suzuken Co., Ltd. (Japan)	93,000	3,048,555
		10,702,322

Insurance (3.0%)
Aflac, Inc.	57,602	2,664,093
AXA SA (France)	190,143	4,493,320
QBE Insurance Group, Ltd. (Australia)	121,221	2,768,506

Zurich Financial Services AG (Switzerland)	17,864	3,881,671
		13,807,590

Investment banking/Brokerage (0.8%)
Nomura Holdings, Inc. 144A (Japan)	21,579	159,190
Nomura Securities Co., Ltd. (Japan)	472,700	3,487,153
		3,646,343

Machinery (2.3%)
Alstom SA (France)	56,471	3,920,372
Lonking Holdings, Ltd. (China)	4,008,000	2,755,194
NSK, Ltd. (Japan)	509,000	3,739,536
		10,415,102

Media (0.8%)
WPP PLC (United Kingdom)	378,551	3,699,932
		3,699,932

Medical technology (2.1%)
Covidien PLC (Ireland)	95,135	4,556,015
Terumo Corp. (Japan)	81,700	4,894,382
		9,450,397

Metals (8.2%)
ArcelorMittal (Luxembourg)	82,999	3,761,393
BHP Billiton, Ltd. (Australia)	238,235	9,128,504
BlueScope Steel, Ltd. (Australia)	1,713,610	4,731,461
Cia Vale do Rio Doce Class A (Preference) (Brazil)	194,648	4,714,000
Eurasian Natural Resources Corp. (United Kingdom)	82,111	1,212,203
Kazakhmys PLC (United Kingdom) (NON)	168,801	3,535,126
Vedanta Resources PLC (United Kingdom)	104,015	4,303,025
Xstrata PLC (United Kingdom) (NON)	332,368	5,859,667
		37,245,379

Natural gas utilities (2.6%)
Centrica PLC (United Kingdom)	1,525,813	6,897,484
Tokyo Gas Co., Ltd. (Japan)	1,228,000	4,900,352
		11,797,836

Office equipment and supplies (0.7%)
Canon, Inc. (Japan)	72,100	3,051,144
		3,051,144

Oil and gas (3.9%)
BG Group PLC (United Kingdom)	429,659	7,701,382
BP PLC (United Kingdom)	256,359	2,481,596
Cairn Energy PLC (United Kingdom) (NON)	626,638	3,342,563
Nexen, Inc. (Canada)	79,368	1,912,354
Petroleo Brasileiro SA ADR (Preference) (Brazil)	52,311	2,217,463
		17,655,358

Pharmaceuticals (6.6%)
Astellas Pharma, Inc. (Japan)	112,000	4,176,111
Nippon Shinyaku Co., Ltd. (Japan)	168,000	1,876,800
Roche Holding AG (Switzerland)	96,993	16,489,717
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	61,838	3,474,059
UCB SA (Belgium)	98,514	4,122,069
		30,138,756

Publishing (0.1%)
China Longyuan Power Group Corp. 144A (China)	281,000	363,885
		363,885

Publishing (0.7%)
Reed Elsevier PLC (United Kingdom)	408,132	3,354,596
		3,354,596

Real estate (2.9%)
Dexus Property Group (Australia)	3,943,571	2,979,602
Mitsui Fudosan Co., Ltd. (Japan)	199,000	3,345,181
New World Development Co., Ltd. (Hong Kong)	1,055,000	2,153,291
Renhe Commercial Holdings Co., Ltd. (China)	21,466,000	4,841,012
		13,319,086

Retail (1.1%)
Metro AG (Germany)	37,484	2,282,938
Next PLC (United Kingdom)	81,340	2,714,380
		4,997,318

Semiconductor (0.8%)
AIXTRON AG (Germany)	42,946	1,436,499
ASML Holding NV (Netherlands)	68,310	2,321,563

		3,758,062

Software (1.6%)
Autonomy Corp. PLC (United Kingdom) (NON)	156,531	3,820,079
Longtop Financial Technologies Ltd. ADR (China) (NON)	96,261	3,563,582
		7,383,661

Technology services (0.6%)
Sohu.com, Inc. (China) (NON)	48,586	2,783,006
		2,783,006

Telecommunications (1.9%)
America Movil SAB de CV ADR Ser. L (Mexico)	70,305	3,302,929
Indosat Tbk PT (Indonesia)	4,314,000	2,168,734
Koninklijke (Royal) KPN NV (Netherlands)	199,944	3,388,674
		8,860,337

Telephone (0.9%)
Portugal Telecom SGPS SA (Portugal)	336,224	4,084,033
		4,084,033

Tire and rubber (0.6%)
Nokian Renkaat OYJ (Finland)	113,650	2,755,292
		2,755,292

Tobacco (3.7%)
Imperial Tobacco Group PLC (United Kingdom)	215,259	6,790,225
Japan Tobacco, Inc. (Japan)	1,862	6,289,099
Lorillard, Inc.	45,611	3,659,371
		16,738,695

Transportation (0.6%)
DP World, Ltd. (United Arab Emirates)	5,838,404	2,510,518
		2,510,518

Total common stocks (cost $410,026,009)		$448,322,508

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gansu Qilianshan Cement Group Co. 144A (China)	8/17/10	$0.001	1,374,900	$3,484,941
Qatar Telecom 144A (Qatar) (F)	11/30/10	0.001	31,570	1,258,118

Total warrants (cost $3,844,073)				$4,743,059

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
	Principal amount	Value

U.S. Treasury Notes 4 3/4s, March 31, 2011	$243,000	$257,915

Total U.S. treasury obligations (cost $257,915)		$257,915

SHORT-TERM INVESTMENTS (3.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	4,041,233	$4,041,233
Short-term investments held as collateral for loaned
securities with yields ranging from zero% to 0.27% and
due dates ranging from January 4, 2010 to
February 19, 2010 (d)	$6,490,032	6,489,220
U.S. Treasury Bills with effective yields ranging from
of 0.29% to 0.36%, November 18, 2010 (SEGSF)	3,758,000	3,744,700
U.S. Treasury Bills with effective yields ranging from
.30% of 0.33%, April 1, 2010 (SEGSF)	210,000	209,753
U.S. Treasury Bills with effective yields ranging from
0.38 to 0.42%, February 11, 2010 (SEGSF)	580,000	579,732

Total short-term investments (cost $15,066,445)		$15,064,638

TOTAL INVESTMENTS

Total investments (cost $429,194,442) (b)		$468,388,120

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/09 (aggregate face value $164,072,598) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,209,855	$17,677,026	1/20/10	$(467,171)
British Pound	17,389,120	17,858,950	1/20/10	(469,830)
Canadian Dollar	11,592,997	11,558,804	1/20/10	34,193
Danish Krone	3,461,109	3,642,475	1/20/10	(181,366)
Euro	43,649,605	46,030,832	1/20/10	(2,381,227)
Hong Kong Dollar	1,133,820	1,134,370	1/20/10	(550)
Japanese Yen	20,626,012	22,053,942	1/20/10	(1,427,930)
Norwegian Krone	4,419,372	4,571,058	1/20/10	(151,686)
Swedish Krona	15,104,407	15,709,552	1/20/10	(605,145)
Swiss Franc	23,180,127	23,835,589	1/20/10	(655,462)

Total				$(6,306,174)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/09 (aggregate face value $84,277,391) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$478,568	$491,230	1/20/10	$12,662
British Pound	6,629,330	6,817,354	1/20/10	188,024
Canadian Dollar	24,206,081	24,135,131	1/20/10	(70,950)
Euro	35,437,570	37,377,719	1/20/10	1,940,149
Hong Kong Dollar	5,684,915	5,687,924	1/20/10	3,009
Japanese Yen	705,901	754,255	1/20/10	48,354
Norwegian Krone	5,922,512	6,095,810	1/20/10	173,298
Singapore Dollar	555,538	564,423	1/20/10	8,885
Swedish Krona	2,258,297	2,353,545	1/20/10	95,248

Total				$2,398,679

Key to holding's abbreviations

ADR	American Depository Receipts
SDR	Swedish Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $456,394,144.

(b) The aggregate identified cost on a tax basis is $429,457,457, resulting in gross unrealized appreciation and depreciation of $53,563,236 and $14,632,573, respectively, or net unrealized appreciation of $38,930,663.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at December 31, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2009, the value of securities loaned amounted to $6,318,204. The fund received cash collateral of $6,489,220 which is pooled with collateral of other Putnam funds into 46 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,182 for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $49,418,526 and $55,988,747, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs. On December 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(S) Securities on loan, in part or in entirety, at December 31, 2009.

At December 31, 2009, liquid assets totaling $6,173,494 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at December 31, 2009 (as a percentage of Portfolio Value):

United Kingdom	19.6%
Japan	17.0
Switzerland	8.7
United States	6.5
France	6.2
China	5.9
Germany	4.5
Australia	4.2
Canada	2.8
Ireland	2.5
Greece	2.5
Netherlands	2.2
Hong Kong	2.1

Belgium	1.8
Brazil	1.5
Italy	1.5
Indonesia	1.2
South Korea	0.9
Portugal	0.9
Luxembourg	0.8
Norway	0.8
Israel	0.8
India	0.7
Mexico	0.7
South Africa	0.6
Spain	0.6
Finland	0.6
United Arab Emirates	0.5
Egypt	0.5
Russia	0.5
Other	0.4

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At December 31, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $39,992 at December 31, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At December 31, 2009, the fund had a net liability position of $4,923,781 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,293,469.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $669,427 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$13,754,064	$55,029,578	$--

	Capital goods	--	30,497,791	--

	Communication services	8,222,221	16,030,171	--

	Conglomerates	--	12,706,654	--

	Consumer cyclicals	2,479,511	41,298,874	--

	Consumer staples	3,659,371	70,466,782	--

	Energy	8,640,455	13,525,541	--

	Financial	4,447,641	61,621,495	--

	Health care	12,262,374	43,921,520	--

	Technology	10,646,422	19,769,809	--

	Transportation	2,510,518	3,002,597	--

	Utilities and power	--	13,829,119	--

Total common stocks		66,622,577	381,699,931	--

U.S. Treasury Obligations		--	257,915	--

Warrants		--	4,743,059

Short-term investments		4,041,233	11,023,405	--

Totals by level		$70,663,810	$397,724,310	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(3,907,495)	$(153,877)

Other financial instruments include forward currency contracts and receivable purchase agreements.

				Change in net		Net
		Accrued		unrealized	Net	transfers in	Balance as of
	Balance as of	discounts/	Realized	appreciation/	purchases/	and/or out	December
	9/30/2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(167,223)	$--	$--	$13,346	$--	$--	$(153,877)

† Includes $13,346 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,531,708	$6,439,203

Total	$2,531,708	$6,439,203

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 1, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 1, 2010